Equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Equity
24 Equity

(a)    Issued capital
The Company has an authorized share capital of US$35 thousand, corresponding to 3,500,000,000 authorized shares with a par value of US$ 0.00001 each of which:
•2,000,000,000 shares are designated as Class A common shares and issued; and
•1,000,000,000 shares are designated as Class B common shares and issued.
The remaining 500,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors.
On July 1, 2023, XP Inc issued 18,717,771 Class A common shares (R$ 2,097,326) to acquire up to 100% of Banco Modal´s shares, in a non-cash equity exchange transaction.
On August 15, 2024, XP Inc issued 985,297 Class A common shares (R$106,412) to acquire 22% of SVN´s shares, in a non-cash equity exchange transaction.
As of December 31, 2025, the Company had R$ 28 of issued capital which were represented by 415,456,973 Class A common shares and 104,432,034 Class B common shares.
(b)    Additional paid-in capital and capital reserve
Class A and Class B common shares, have the following rights:
•Each holder of a Class B common share is entitled, in respect of such share, to 10 votes per share, whereas the holder of a Class A common share is entitled, in respect of such share, to one vote per share.
•Each holder of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, except as provided below and as otherwise required by law.
•Class consents from the holders of Class A common shares and Class B common shares, as applicable, shall be required for any modifications to the rights attached to their respective class of shares the rights conferred on holders of Class A common shares shall not be deemed to be varied by the creation or issue of further Class B common shares and vice versa; and
•the rights attaching to the Class A common shares and the Class B common shares shall not be deemed to be varied by the creation or issue of shares with preferred or other rights, including, without limitation, shares with enhanced or weighted voting rights.
The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision of shares or similar transaction or where a dividend or other distribution is paid by the issue of shares or rights to acquire shares or following capitalization of profits; (b) a merger, consolidation, or other business combination involving the issuance of Class B common shares as full or partial consideration; or (c) an issuance of Class A common shares, whereby holders of the Class B common shares are entitled to purchase a number of Class B common shares that would allow them to maintain their proportional ownership and voting interests in XP Inc.
Below is a summary of the issuances, cancellations and conversions of shares during 2025 and 2024:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares

As of December 31, 2023	436,776,080	112,717,094	549,493,174
Canceled shares	(12,650,574)	—	(12,650,574)
Converted shares	8,285,060	(8,285,060)	—
Issued shares	2,964,229	—	2,964,229
As of December 31, 2024	435,374,795	104,432,034	539,806,829

Canceled shares	(23,024,678)	—	(23,024,678)
Issued shares	3,106,856	—	3,106,856
As of December 31, 2025	415,456,973	104,432,034	519,889,007
As mentioned in Note 32, the Board of Directors approved in December 2019 a share based long-term incentive plan, in which the maximum number of shares should not exceed 5% of the issued and outstanding shares. As of December 31, 2025, the outstanding number of shares reserved under the plans is 13,509,933 restricted share units (“RSUs”) (2024 - 14,426,088) and 256,856 performance restricted units (“PSUs”) (2024 - 579,540) to be issued at the vesting date.
During the year ended December 31, 2025, XP Inc issued 3,106,856 Class A common shares in connection with vestings occurred under the share based long-term incentive plan.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
(c)    Treasury shares
The Group registered treasury shares in its equity mainly as a result of the share buy-back programs (Note 1.1). Treasury shares are registered as a deduction from equity until the shares are canceled or reissued.
During the year ended December 31, 2023, the Company repurchased 13,120,268 Class A common shares (R$915,859) and canceled 31,267,095 Class A common shares (R$2,785,504) held in treasury.
During the year ended December 31, 2024, the Company repurchased 13,977,674 Class A common shares (R$1,353,611) and canceled 12,650,574 Class A common shares (R$1,248,548) held in treasury.
During the year ended December 31, 2025, the Company repurchased 21,786,228 Class A common shares (R$1,900,691) and canceled 23,024,678 Class A common shares (R$1,997,767).
As of December 31, 2025, the Group held 88,650 Class A shares (December 31, 2024 – 1,327,100) and 1,056,308 Class B shares (December 31, 2024 - 1,056,308) in treasury with a total amount of R$125,104 (R$222,180 - December 31, 2024).
(d)    Dividends distribution
The Group has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as the Company's results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by XP Inc. board of directors and, where applicable, the shareholders.
For the year ended December 31, 2023, XP Inc. declared dividends to its shareholders in the total amount of US$ 720 million (R$ 3,542,298). The dividends were settled on September 25, 2023 (R$ 1,577,622) and December 22, 2023 (R$ 1,964,676).
For the year ended December 31, 2024, XP Inc. declared dividends to its shareholders in the total amount of US$ 350 million (R$ 2,037,082). The dividends were settled on December 18, 2024.
In November 2025, XP Inc. declared dividends to its shareholders in the total amount of US$ 93 million (R$ 494,517). The dividends were settled on December 18, 2025.
Non-controlling shareholders of some XP Inc’s subsidiaries received dividends during the years ended December 31, 2025 (R$800), 2024 (R$991) and 2023 (R$1,853).
(e)    Other comprehensive income
Other comprehensive income consists of changes in the fair value of financial assets at fair value through other comprehensive income, while these financial assets are not realized. Also includes gains (losses) on net investment hedge, foreign exchange variation of investees located abroad and cash flow hedge reserve.